Pension and Post-retirement Plans	12 Months Ended
Dec. 31, 2021
Retirement Benefits [Abstract]
Pension and Post-retirement Plans	Pension and Post-retirement PlansCertain PCLI employees are participants in union and non-union pension plans which are closed to new entrants. It is our intention that, effective June 30, 2022, no additional benefits will be accrued under these plans, and the plans will become frozen and employees will be transitioned to a defined contribution plan. Accordingly, these changes have been accounted for as curtailments and contractual termination benefits. In addition, Sonneborn employees in the Netherlands have a defined benefit pension plan which was frozen and all plan participants became inactive in 2016. The plan assets are in the form of a third-party insurance contract that is valued based on the assets held by the insurer and insures a value which approximates the accrued benefits related to the plan’s accumulated benefit obligation. At that time, a new plan was established to provide future indexation benefits to participants who had accrued benefits under the expiring arrangements.
The following table sets forth the changes in the benefit obligation and plan assets of our PCLI pension plans and Sonneborn Netherlands plans for the years ended December 31, 2021 and 2020.

	Years Ended December 31,
	2021	2020
	(In thousands)
Change in plans' benefit obligations
Pension plans benefit obligation - beginning of period	$126,620	$110,410
Service cost	4,455	3,929
Interest cost	2,740	2,772
Actuarial (gain) loss	(7,363)	8,391
Benefits paid	(4,211)	(1,558)
Curtailment	—	(4,078)
Contractual termination benefits	—	915
Transfer from other plans	706	479
Foreign currency exchange rate changes	(2,533)	5,360
Pension plans benefit obligation - end of year	$120,414	$126,620

Change in pension plans assets
Fair value of plans assets - beginning of period	$123,950	$105,358
Return on plans assets	(2,228)	10,936
Employer contributions	3,542	3,487
Benefits paid	(4,211)	(1,558)
Transfer payments	706	479
Foreign currency exchange rate changes	(2,434)	5,248
Fair value of plans assets - end of year	$119,325	$123,950

Funded status
Under-funded balance	$(1,089)	$(2,670)

Amounts recognized in consolidated balance sheets
Other long-term liabilities	$(1,089)	$(2,670)

Amounts recognized in accumulated other comprehensive income
Cumulative actuarial loss	$(1)	$(1,658)

The accumulated benefit obligation was $118.4 million and $119.2 million at December 31, 2021 and 2020, respectively, which are also the measurement dates used for our pension plans.

The following tables provide information regarding pension plans with a projected benefit obligation and accumulated benefit obligation in excess of the fair value of plan assets:

	December 31,
	2021	2020
	(In thousands)
Projected benefit obligation	$35,963	$79,866
Fair value of plan assets	$33,966	$77,035

	December 31,
	2021	2020
	(In thousands)
Accumulated benefit obligation	$35,249	$41,654
Fair value of plan assets	$33,966	$39,105
The weighted average assumptions used to determine end of period benefit obligations for the PCLI plans for the years ended December 31, 2021 and 2020 were discount rates of 3.00% and 2.60%, respectively, and rates of future compensation increases of 3.00% for each year. For the years ended December 31, 2021 and 2020, the weighted average assumption used to determine end of period benefit obligations for Sonneborn were discount rates of 1.40% and 1.10%, respectively.

Net periodic pension expense consisted of the following components:

	Years Ended December 31,
	2021	2020	2019
	(In thousands)
Service cost - benefit earned during the period	$4,455	$3,929	$4,135
Interest cost on projected benefit obligations	2,740	2,772	3,026
Expected return on plans assets	(3,031)	(4,578)	(3,840)
Amortization of gain	(407)	(422)	—
Curtailment	—	(137)	—
Contractual termination benefits	—	915	—
Net periodic pension expense	$3,757	$2,479	$3,321

The components, other than service cost, of our net periodic pension expense are recorded in Other, net on our consolidated statements of operations.

The following table presents the fair values of PCLI’s pension plans’ assets, by level within the fair value hierarchy, as of December 31, 2021 and 2020.

	December 31, 2021				December 31, 2020
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
	(In thousands)
Equity securities	$—	$6,802	$—	$6,802	$—	$35,916	$—	$35,916
Fixed income	536	78,021	—	78,557	362	48,566	—	48,928
	$536	$84,823	$—	$85,359	$362	$84,482	$—	$84,844

See Note 6 for additional information on Level 1 and 2 inputs.

The expected long-term rate of return on plan assets is 3.25% for the PCLI pension plans, and is based on a target investment mix of 16% equities, 75% fixed income, 5% real estate and infrastructure and 4% other.

We expect to contribute $3.6 million to the PCLI and Sonneborn pensions plans in 2022. Benefit payments, which reflect expected future service, are expected to be paid as follows: $2.5 million in 2022, $2.9 million in 2023, $3.3 million in 2024, $87.6 million in 2025, $0.9 million in 2026 and $5.4 million in 2027 to 2031. Benefit payments expected to be paid in 2025 include the estimate of the net present value of all expected benefit payments to be paid out once the PCLI union and non-union pension plans windup has been finalized.

Post-retirement Healthcare Plans
We have post-retirement healthcare and other benefits plans that are available to certain of our employees who satisfy certain age and service requirements. These plans are unfunded and provide differing levels of healthcare benefits dependent upon hire date and work location. Not all of our employees are covered by these plans at December 31, 2021.
The following table sets forth the changes in the benefit obligation and plan assets of our post-retirement healthcare plans for the years ended December 31, 2021 and 2020:

	Years Ended December 31,
	2021	2020
	(In thousands)
Change in plans' benefit obligation
Post-retirement plans' benefit obligation - beginning of year	$33,478	$31,273
Service cost	2,324	1,616
Interest cost	782	870
Benefits paid	(706)	(1,766)
Actuarial (gain) loss	(1,133)	1,131
Foreign currency exchange rate changes	71	354
Post-retirement plans' benefit obligation - end of year	$34,816	$33,478

Change in plan assets
Fair value of plan assets - beginning of year	$—	$—
Employer contributions	673	1,742
Participant contributions	33	24
Benefits paid	(706)	(1,766)
Fair value of plan assets - end of year	$—	$—

Funded status
Under-funded balance	$(34,816)	$(33,478)

Amounts recognized in consolidated balance sheets
Accrued liabilities	$(832)	$(1,946)
Other long-term liabilities	(33,984)	(31,532)
	$(34,816)	$(33,478)

Amounts recognized in accumulated other comprehensive income
Cumulative actuarial loss	$(271)	$(1,523)
Prior service credit	15,031	18,511
Total	$14,760	$16,988

Benefit payments, which reflect expected future service, are expected to be paid as follows: $0.8 million in 2022; $2.1 million in 2023; $2.2 million in 2024; $2.2 million in 2025; $2.3 million in 2026; and $11.5 million in 2027 through 2031.

The weighted average assumptions used to determine end of period benefit obligations:

December 31,
	2021	2020

Discount rate	2.29%-3.10%	1.88% - 2.60%
Current health care trend rate	6.00%-7.25%	5.50% - 6.00%
Ultimate health care trend rate	4.00%-4.50%	4.50% - 5.00%
Year rate reaches ultimate trend rate	2023-2041	2022 - 2023
Net periodic post-retirement credit consisted of the following components:

	Years Ended December 31,
	2021	2020	2019
	(In thousands)
Service cost – benefit earned during the year	$2,324	$1,616	$1,582
Interest cost on projected benefit obligations	782	870	1,029
Amortization of prior service credit	(3,481)	(3,481)	(3,481)
Amortization of (gain) loss	153	(83)	(106)
Net periodic post-retirement credit	$(222)	$(1,078)	$(976)

The components, other than service cost, of our net periodic post-retirement credit are recorded in Other, net on our consolidated statements of operations. Prior service credits are amortized over the average remaining effective period to obtain full benefit eligibility for participants.

Retirement Restoration Plan
We have an unfunded retirement restoration plan that provides for additional payments from us so that total retirement plan benefits for certain executives will be maintained at the levels provided in the retirement plan before the application of Internal Revenue Code limitations. We expensed $0.1 million for each of the years ended December 31, 2021, 2020 and 2019 in connection with this plan. The accrued liability reflected on the consolidated balance sheets was $2.3 million and $2.5 million at December 31, 2021 and 2020, respectively. As of December 31, 2021, the projected benefit obligation under this plan was $2.3 million. Annual benefit payments of $0.2 million are expected to be paid through 2031, which reflect expected future service.

Defined Contribution Plans
We have defined contribution plans that cover substantially all qualified employees in the U.S, Canada and the Netherlands. Our contributions are based on an employee's eligible compensation and years of service. We also partially match our employees’ contributions. We expensed $45.0 million, $43.3 million and $30.3 million for the years ended December 31, 2021, 2020 and 2019, respectively, in connection with these plans.